Summary of Significant Accounting Policies - Schedule of Deferred Revenue (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Schedule of Deferred Revenue [Abstract]
Balance, beginning	$ 35,000	$ 40,000	$ 60,000
New service contracts	116,000	35,000	670,000
Revenue recognized	(116,000)	(40,000)	(690,000)
Balance, ending	$ 35,000	$ 35,000	$ 40,000